Paul, Weiss, Rifkind, Wharton & Garrison LLP
1285 Avenue of the Americas
New York, New York 10019-6064

November 1, 2007

Via EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Trian Acquisition I Corp.
Registration Statement on Form S-1

Ladies and Gentlemen:

          On behalf of our client, Trian Acquisition I Corp., we are transmitting for filing with the Securities and Exchange Commission in electronic form its Registration Statement on Form S-1, together with exhibits, in connection with the proposed initial public offering of its units, each unit consisting of one share of common stock and one warrant.

          The filing fee in respect of the Registration Statement has been paid.

          Should you have any questions regarding the Registration Statement, please feel free to contact John C. Kennedy (212) 373-3025 or the undersigned at (212) 373-3124.

Very truly yours,

/s/ David S. Huntington

David S. Huntington

cc:	Brian L. Schorr, Esq.
Trian Acquisition I Corp.
Raymond B. Check, Esq.
Cleary Gottlieb Steen & Hamilton LLP